                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management, Inc.

Address: 200 Greenwich Avenue
        Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lana Ostrovsky
Title: CFO
Phone: (203) 862-7900


Signature, Place, and Date of Signing:

Vincent Padula                  New York, NY                     5/14/07
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                         ----------------

Form 13F Information Table Entry Total:    32
                                         ----------------

Form 13F Information Table Value Total: $  800,004
                                         ----------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

REPORTING MANAGER - ORACLE INVESTMENT MANAGEMENT, INC.
CIK
CCC
AS OF MARCH 31,2007

USD

                                                                          ITEM 6
                                                                      SHARED INVEST.
                                                                           DISC.                       ITEM 8
                                                            ITEM 5  ------------------            VOTING AUTHORITY
                            ITEM 2    ITEM 3     ITEM 4   SHARES OR             SHARED  ITEM 7  --------------------
           ITEM1             TITLE    CUSIP     FAIR MKT  PRINCIPAL SOLE SHARED  OTHER  OTHERS    SOLE   SHARED NONE
      NAME OF ISSUER       OF CLASS   NUMBER     VALUE      AMOUNT   (A)   (B)    (C)  MANAGERS    (A)     (B)   (C)
--------------------------------------------------------------------------------------------------------------------
AETNA INC NEW              COMMON   00817Y108    20581300    470000 N    X             ORAC       470000
AFFYMETRIX INC             OTC EQ   00826T108     7517500    250000 N    X             ORAC       250000
ANTIGENICS INC DEL         OTC EQ    37032109      223000    100000 N    X             ORAC       100000
BIOGEN IDEC INC            COMMON   09062X103  6371281.56    143562 N    X             ORAC       143562
BRISTOL MYERS SQUIBB CO    COMMON   110122108     6940000    250000 N    X             ORAC       250000
CEPHALON INC               OTC EQ   156708109 55380586.68    777708 N    X             ORAC       777708
CHUGAI PHARMACEUTICAL CO L FSTK       6196408  8105883.35    320400 N    X             ORAC       320400
DRUGSTORE.COM INC          OTC EQ   262241102  2021380.98    783481 N    X             ORAC       783481
ECLIPSE CORP               OTC EQ   278856109 18645382.22    967586 N    X             ORAC       967586
ELAN CORP PLC-ADR          COMMON   284131208 148037801.7  11139037 N    X             ORAC     11139037
GILEAD SCIENCES INC        OTC EQ   375558103 18299650.95    238743 N    X             ORAC       238743
GTX INC DEL                OTC EQ   40052B108  49215571.2   2412528 N    X             ORAC      2412528
EMDEON CORPORATION         OTC EQ   290849108 71004817.66   4692982 N    X             ORAC      4692982
HEALTH NET INC             COMMON   42222G108  9213617.25    171225 N    X             ORAC       171225
HOLOGIC INC                OTC EQ   436440101 11193860.92    194203 N    X             ORAC       194203
ISHARES TRUST              COMMON   464287655    27828500    350000 N    X             ORAC       350000
MEDIMMUNE INC              OTC EQ   584699102    24654225    677500 N    X             ORAC       677500
MEDIWARE INFORMATION SYSTE OTC EQ   584946107     6341094    699900 N    X             ORAC       699900
MANNKIND CORP              OTC EQ   56400P201  12725326.9    889883 N    X             ORAC       889883
QUIDEL CORP                OTC EQ   74838J101    36543492   3045291 N    X             ORAC      3045291
REGENERON PHARMACEUTICALS  OTC EQ   75886F107  35450638.3   1639715 N    X             ORAC      1639715
SEPRACOR INC               OTC EQ   817315104     4663000    100000 N    X             ORAC       100000
ST JUDE MEDICAL INC        COMMON   790849103 35802952.33    951953 N    X             ORAC       951953
SAVIENT PHARMACEUTICALS    OTC EQ   80517Q100      901500     75000 N    X             ORAC        75000
THORATEC LABORATORIES CORP OTC EQ   885175307     2386780    114200 N    X             ORAC       114200
TRANSITION THERAPEUTICS IN CEQ      893716951     7016412   5057300 N    X             ORAC      5057300
THIRD WAVE TECHNOLOGIES IN OTC EQ   88428W108   6447205.8   1264158 N    X             ORAC      1264158
UNITEDHEALTH GROUP INC     OTC EQ   91324P102      794550     15000 N    X             ORAC        15000
VENTANA MEDICAL SYSTEM INC OTC EQ   92276H106  97558786.8   2328372 N    X             ORAC      2328372
WEBMD HEALTH CORP          OTC EQ   94770V102   8795525.6    167120 N    X             ORAC       167120
VCA ANTECH INC             OTC EQ   918194101 19318590.26    532046 N    X             ORAC       532046
WYETH COM                  OTC EQ   983024100    40024000    800000 N    X             ORAC       800000